Shareholder Report, Average Annual Return (Details) 194032_Innovator Equity Premium Income - Daily Putwrite ETF_TF_TSR Annual {TF}	8 Months Ended	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Innovator Equity Premium Income - Daily Putwrite ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Innovator Equity Premium Income - Daily Putwrite ETF NAV
Average Annual Return, Percent	13.17%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	24.85%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500
Average Annual Return, Percent	23.88%